Common Stock (Narrative) (Details)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2007
Common Stock
Common stock, authorized shares	1,000,000,000		1,000,000,000
Shares sold, financial holding company stock transfer	4,084,967	26,199,930
Shares purchased, financial holding company stock transfer		73,607,601
Shares sold through private equity fund	66,012	32,082
Shares purchased through private equity fund	43,412	28,600
Common stock treasury	43,322,704		43,322,704		26,082
Common stock outstanding	343,028,989		343,028,989
Common shares issued	386,351,693		386,351,693
Common stock par value			5,000	5,000